SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently issued accounting pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Right-of-use assets	$ 26,793	$ 37,733
Lease liabilities	$ 28,436	$ 39,485